Income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Income (Loss) Per Share [Abstract]
Summary of income (loss) per share

	Year ended December 31.
(in thousands of euro, except for data share)	2020	2021	2022
Net income (loss)	(63,984)	(52,809)	(58,103)
Weighted average number of ordinary shares in circulation	78,934,960	79,542,627	79,639,826
Basic income (loss) per share (€ per share)	(0.81)	(0.66)	(0.73)

	Year ended December 31,
(in thousands of euro, except for data share)	2020	2021	2022
Net income (loss)	(63,984)	(52,809)	(58,103)
Weighted average number of ordinary shares in circulation	78,934,960	79,542,627	79,639,826
Adjustment for share instruments	—	—	—
Diluted income (loss) per share (€ per share)	(0.81)	(0.66)	(0.73)